Tax Matters - Reconciliation of Gross Unrecognized Tax Benefits (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance, beginning		$ (6,558)	[1]	$ (5,826)	[1]	$ (5,919)
Acquisitions	[2]	0		10		(83)
Increases based on tax positions taken during a prior period	[3]	(192)		(49)		(11)
Decreases based on tax positions taken during a prior period	[3],[4]	561		28		409
Decreases based on settlements for a prior period	[5]	123		35		126
Increases based on tax positions taken during the current period	[3]	(370)		(753)		(489)
Impact of foreign exchange		56		(121)		(5)
Other, net	[3],[6]	121		118		146
Balance, ending	[1]	$ (6,259)		$ (6,558)		$ (5,826)

[1]	In 2018, included in Income taxes payable ($11 million), Current tax assets ($1 million), Noncurrent deferred tax assets and other noncurrent tax assets ($47 million), Noncurrent deferred tax liabilities ($3.2 billion) and Other taxes payable ($3.0 billion). In 2017, included in Income taxes payable ($1 million), Noncurrent deferred tax assets and other noncurrent tax assets ($123 million), Noncurrent deferred tax liabilities ($3.3 billion) and Other taxes payable ($3.2 billion).
[2]	For 2017 and 2016, primarily related to the acquisitions of Medivation and Anacor. See also Note 2A.
[3]	Primarily included in Provision/(benefit) for taxes on income.
[4]	Primarily related to effectively settling certain tax positions primarily with foreign tax authorities. See also Note 5A.
[5]	Primarily related to cash payments and reductions of tax attributes.
[6]	Primarily related to decreases as a result of a lapse of applicable statutes of limitations.